Income Taxes - Schedule of effective income tax expense reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income taxes at statutory rate			$ (46,512)	$ 5
State taxes			(10,510)	266
Goodwill impairment			10,559	0
Valuation allowance			15,395	0
Stock-based compensation			940	179
Other, net			(1,232)	273
Total (benefit) provision for income taxes	$ 244	$ 1,474	$ (31,360)	$ 723
Percentage of income taxes at statutory rate	21.00%	21.00%	21.00%	21.00%
Percentage of state taxes			4.70%	75.50%
Percentage of Goodwill impairment			(4.80%)	0.00%
Percentage of Valuation allowance			(6.90%)	0.00%
Percentage of stock-based compensation			(0.40%)	121.10%
Percentage of other, net			0.60%	59.10%
Percentage of total provision for income taxes			14.20%	276.70%